CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenue	$ 2,388,000	$ 1,706,000
Costs and expenses
Cost of sales	1,329,000	1,251,000
General and administrative expenses	24,609,000	8,887,000
Research and development	5,716,000	4,144,000
Depreciation expense	6,485,000	5,060,000
Other operating income and expenses	13,736,000	4,461,000
Total costs and expenses	51,875,000	23,803,000
Operating loss	(49,487,000)	(22,097,000)
Other income (expense), net
Finance costs, net	(1,606,000)	(4,985,000)
Change in fair value of financial instruments	44,596,000	32,765,000
Loss on extinguishment of debt	0	(37,216,000)
Other income, net	519,000	275,000
Total other income (expense), net	43,509,000	(9,161,000)
Loss before income tax	(5,978,000)	(31,258,000)
Income tax	(2,143,000)	(220,000)
Net loss attributable to common stockholders	(8,121,000)	(31,478,000)
Other comprehensive loss
Foreign currency translation loss, net of tax	(322,000)	0
Comprehensive loss	$ (8,443,000)	$ (31,478,000)
Basic and diluted earnings per share
Basic loss for the period attributable to common stockholders (in dollars per share)	$ (0.13)	$ (1.91)
Weighted Average Number of Shares Outstanding, Basic	62,094,383	16,465,885
Diluted loss for the period attributable to common stockholders (in dollars per share)	$ (0.42)	$ (2.06)
Diluted weighted-average common shares outstanding used in computing net loss per share attributable to common stockholders (in shares)	63,505,040	31,181,773